Consolidated Statements of Changes in Total Equity (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Thousands of Shares of Common Stock Outstanding	TOTAL EQUITY Common Stock and Additional Paid-in Capital USD ($)	TOTAL EQUITY Retained Earnings USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Income (Loss) USD ($)	TOTAL EQUITY Non - controlling Interest USD ($)
Balance at Dec. 31, 2008	$ 2,652,405		$ 642,911	$ 1,507,617	$ (82,061)	$ 583,938
Balance, shares at Dec. 31, 2008		72,512
Net (loss) income	209,777			128,412		81,365
Other comprehensive income (loss)	89,522
Other comprehensive income loss excluding non controlling interest	80,527
Other comprehensive income loss related to non controlling interest	8,995
Dividends declared	(201,709)			(91,767)		(109,942)
Reinvested dividends	20		20
Reinvested dividends, Shares		2
Exercise of stock options	2,007		2,007
Exercise of stock options, Shares	180	180
Employee stock option compensation (note 12)	11,255		11,255
Dilution gains on public offerings of Teekay LNG, Teekay Offshore and Teekay Tankers (note 5)	41,169			41,169
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	291,224					291,224
Balance at Dec. 31, 2009	3,095,670		656,193	1,585,431	(1,534)	855,580
Balance, shares at Dec. 31, 2009		72,694
Net (loss) income	(166,635)
Net (loss) income	(167,433)			(267,287)		99,854
Other comprehensive income (loss)	(6,528)
Other comprehensive income loss excluding non controlling interest	(6,637)
Other comprehensive income loss related to non controlling interest	109
Dividends declared	(252,544)			(92,736)		(159,808)
Reinvested dividends	41		41
Reinvested dividends, Shares		2
Exercise of stock options	5,735		5,735
Exercise of stock options, Shares	380	555
Repurchase of Common Stock (note 12)	(40,111)		(10,610)	(29,501)
Repurchase of Common Stock (note 12), Shares		(1,238)
Employee stock option compensation (note 12)	21,325		21,325
Dilution gains on public offerings of Teekay LNG, Teekay Offshore and Teekay Tankers (note 5)	123,203,000			123,203
Dilution loss on initiation of majority owned subsidiary (note 16e)	(7,432)			(5,176)		(2,256)
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	560,082					560,082
Balance at Dec. 31, 2010	3,332,008		672,684	1,313,934	(8,171)	1,353,561
Balance, shares at Dec. 31, 2010		72,013
Net (loss) income	(386,721)			(368,916)		(24,406)
Other comprehensive income (loss)	(16,678)
Other comprehensive income loss excluding non controlling interest	(15,732)
Other comprehensive income loss related to non controlling interest	(946)
Dividends declared	(295,431)			(93,489)		(201,942)
Reinvested dividends	9		9
Reinvested dividends, Shares		1
Exercise of stock options	5,906		5,906
Exercise of stock options, Shares	363	641
Repurchase of Common Stock (note 12)	(122,195)		(33,944)	(88,251)
Repurchase of Common Stock (note 12), Shares	(5,200)	(3,923)
Employee stock option compensation (note 12)	16,262		16,262
Dilution gains on public offerings of Teekay LNG, Teekay Offshore and Teekay Tankers (note 5)	124,247			124,247
Sale of 49% interest of OPCO to Teekay Offshore (note 5)				(94,843)		94,843
Acquisition of Voyageur FPSO unit (note 3)	144,600					144,600
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	498,088					498,088
Balance at Dec. 31, 2011	$ 3,293,494		$ 660,917	$ 792,682	$ (23,903)	$ 1,863,798
Balance, shares at Dec. 31, 2011		68,732